Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

Subsequent to September 30, 2013 the Company issued 3,573,871 upon the exercise of warrants for proceeds of $10,631,913. On October 5, 2013 the Company amended the agreement to purchase $6,500,000 solar panels for 1,833,333 shares of its common stock valued at $3.00 per share and $1,000,000 of cash (paid during September 2013) to be an all cash transaction. On October 16, 2013 the Company granted 200,000 warrants with an exercise price of $2.00 and an exercise period of 5 years to a consultant under a 1 year service contract, plus a monthly cash payment of $5,000 and granted 150,000 warrants with an exercise price of $0.01 and an exercise period of 5 years to a consultant under a 1 year service contract. On October 17, 2013 the Company agreed to issue 100,000 shares each of its common stock to 3 directors for services to be performed over the 2 year period beginning January 1, 2104 and 11,184 shares as fee for the director search and issued 170,000 shares to consultants valued at $544,000.

In accordance with ASC 855-10, the Company’s management has reviewed all material events there are no additional material subsequent events to report.

Note 14 - Subsequent Events

On February 22, 2013, the Company and each of the Company’s wholly owned subsidiaries and TCA Global Credit Master Fund, LP (the “Lender”) entered into a Credit Agreement (the “Credit Agreement), dated as of January 31, 2013 and effective February 22, 2013 (the “Effective Date”).  Under the terms of the agreement, the Lender has committed to lend a total of $10,000,000 (the “Credit Facility”) to the Company pursuant to one of the Lender’s senior secured revolving notes (the “Notes”).  The Notes accrue interest at a rate of twelve percent (12%) per annum and mature six months following the date of issuance of the applicable Note.  The initial tranche of $1,500,000 was funded on February 22, 2013 and shall mature on August 22, 2013.  Following the initial tranche, the Company must meet specific monthly collateral requirements to further draw upon the revolving credit facility offered by TCA.  TCA Fund Management Group as the Investment Manager for TCA Global Credit Master Fund acts as an advisor to many small companies from its offices in the United States, United Kingdom and Australia. TCA Fund is a short duration, absolute return fund specializing in senior secured lending to small, mainly listed companies in the U.S., Canada, Western Europe and Australia.

The Credit Facility is secured a senior secured interest in all of the Company and the Subsidiaries’ assets other than Excluded Assets.  The initial tranche is earmarked to fund the Company’s Solar PV Joint Development Agreement (known as “Sun Valley”) and the Orange Center School Project.   Excluded Projects for future financing include all future projects and receipts associated therewith.  All payments or proceeds to the Company and/or subsidiaries related to the Initial Projects will be deposited in the control account pursuant to the terms of the Credit Agreement.  In connection with the Credit Agreement, the Company also issued 92,115 shares of restricted common stock (the “Fee Facility Shares”) to the Lender.

Subsequent to December 31, 2012 the Company has issued 3,000 shares of its common stock as an award to several employees. The Company has also issued 131,600 shares of common stock upon the conversion of 11,750 shares of Series A and B preferred stock and the related accrued dividends. The Company also issued 547,162 shares of common stock upon the exercise of warrants for net cash proceeds of $283,950. The Company also issued 92,115 shares for loan fees valued at $1.09 per share. The Company also issued 4,854 shares of common stock for services valued at $1.03 per share. The Company also issued 155,588 shares of common stock in satisfaction of $152,165 of other debt.

Subsequent to December 31, 2012 the Company repaid $51,110 of notes payable and $750,000 of related party payables.

In accordance with ASC 855, the Company evaluated subsequent events through the date these financial statements were issued. There were no additional material subsequent events that required recognition or additional disclosure in these financial statements.